Nuveen Credit Income Fund

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 88.9%

	CORPORATE BONDS – 53.0%

	Aerospace & Defense – 1.2%

$750	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	$824,610

950	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB–	1,010,847

500	TransDigm Inc, 144A	4.625%	1/15/29	B–	493,025
2,200	Total Aerospace & Defense				2,328,482

	Airlines – 2.8%

1,000	Air Canada 2020-2 Class A Pass Through Trust, 144A	5.250%	4/01/29	A	1,074,640

1,000	Air Canada 2020-2 Class B Pass Through Trust, 144A	9.000%	10/01/25	BBB–	1,097,891

470	American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A	5.500%	4/20/26	Ba2	489,124

496	British Airways 2020-1 Class A Pass Through Trust, 144A	4.250%	11/15/32	A	519,310

983	British Airways 2020-1 Class B Pass Through Trust, 144A	8.375%	11/15/28	BBB	1,118,998

878	United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/27	A	973,702
4,827	Total Airlines				5,273,665

	Auto Components – 2.0%

200	Alta Equipment Group Inc, 144A, (WI/DD)	5.625%	4/15/26	B–	202,750

500	American Axle & Manufacturing Inc	6.250%	3/15/26	B	512,125

750	Clarios Global LP / Clarios US Finance Co, 144A	8.500%	5/15/27	CCC+	807,188

1,000	Goodyear Tire & Rubber Co	5.250%	4/30/31	BB–	1,000,000

250	Meritor Inc, 144A	4.500%	12/15/28	BB–	250,750

100	NESCO Holdings II Inc, 144A, (WI/DD)	5.500%	4/15/29	B	102,580

850	Tupy Overseas SA, 144A	4.500%	2/16/31	BB	824,508
3,650	Total Auto Components				3,699,901

	Automobiles – 0.3%

525	PM General Purchaser LLC, 144A	9.500%	10/01/28	B+	560,438

	Banks – 1.3%

750	Akbank TAS, 144A	5.125%	3/31/25	B+	718,252

600	Citigroup Inc	5.000%	N/A (11)	BBB–	618,180

375	Freedom Mortgage Corp, 144A	7.625%	5/01/26	B+	392,813

750	Turkiye Vakiflar Bankasi TAO, 144A, (3)	6.500%	1/08/26	B+	717,867
2,475	Total Banks				2,447,112

	Beverages – 0.1%

175	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	178,500

	Capital Markets – 0.8%

1,000	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	946,000

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets (continued)

$600	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	$629,058
1,600	Total Capital Markets				1,575,058

	Chemicals – 1.0%

675	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	717,188

1,150	Tronox Inc, 144A	4.625%	3/15/29	B	1,151,437
1,825	Total Chemicals				1,868,625

	Commercial Services & Supplies – 1.9%

1,000	ADT Security Corp, 144A	4.875%	7/15/32	BB–	1,016,250

475	Atento Luxco 1 SA, 144A	8.000%	2/10/26	Ba3	497,780

525	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	509,250

1,450	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	1,509,436
3,450	Total Commercial Services & Supplies				3,532,716

	Communications Equipment – 2.1%

650	CommScope Technologies LLC, 144A	6.000%	6/15/25	B3	663,033

750	CommScope Technologies LLC, 144A	5.000%	3/15/27	B3	742,972

650	Gray Television Inc, 144A	4.750%	10/15/30	BB–	644,313

425	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	446,335

1,325	Viasat Inc, 144A	6.500%	7/15/28	BB–	1,395,304
3,800	Total Communications Equipment				3,891,957

	Construction Materials – 0.5%

425	US Concrete Inc, 144A	5.125%	3/01/29	BB–	437,750

450	Volcan Cia Minera SAA, 144A	4.375%	2/11/26	BB	461,219
875	Total Construction Materials				898,969

	Consumer Finance – 0.4%

750	Navient Corp	6.125%	3/25/24	Ba3	794,063

	Containers & Packaging – 0.3%

500	Big River Steel LLC / BRS Finance Corp, 144A	6.625%	1/31/29	B–	544,599

	Diversified Financial Services – 1.3%

500	Air Lease Corp, (3)	4.650%	N/A (11)	BB+	493,750

500	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	500,150

750	Muthoot Finance Ltd, 144A	4.400%	9/02/23	BB	758,962

750	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (4)	6.265%	12/07/23	N/R	766,125
2,500	Total Diversified Financial Services				2,518,987

	Diversified Telecommunication Services – 1.1%

1,500	Avaya Inc, 144A	6.125%	9/15/28	BB–	1,592,347

400	Kenbourne Invest SA, 144A	4.700%	1/22/28	BB–	411,200
1,900	Total Diversified Telecommunication Services				2,003,547

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 1.5%

$750	Edison International	5.375%	N/A (11)	BB+	$760,350

750	Eskom Holdings SOC Ltd, 144A	7.125%	2/11/25	CCC+	772,824

750	Inkia Energy Ltd, 144A	5.875%	11/09/27	BB	787,500

750	Pampa Energia SA, Reg S	7.500%	1/24/27	CCC+	610,541
3,000	Total Electric Utilities				2,931,215

	Energy Equipment & Services – 0.7%

575	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	584,085

775	Genesis Energy LP / Genesis Energy Finance Corp	8.000%	1/15/27	B+	784,703

2,704	Metro Exploration Holding Corp	0.000%	N/A (11)	N/R	270

447	Metro Exploration Holding Corp, (5)	0.000%	N/A (11)	N/R	5
4,501	Total Energy Equipment & Services				1,369,063

	Entertainment – 0.1%

125	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	136,875

	Equity Real Estate Investment Trust – 0.7%

500	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC	520,150

750	MPH Acquisition Holdings LLC, 144A, (3)	5.750%	11/01/28	B–	731,250
1,250	Total Equity Real Estate Investment Trust				1,251,400

	Food & Staples Retailing – 0.9%

1,150	Del Monte Foods Inc, 144A	11.875%	5/15/25	CCC+	1,320,344

350	United Natural Foods Inc, 144A, (3)	6.750%	10/15/28	B3	374,062
1,500	Total Food & Staples Retailing				1,694,406

	Food Products – 1.0%

1,025	Amaggi Luxembourg International Sarl, 144A	5.250%	1/28/28	BB	1,050,625

775	Ulker Biskuvi Sanayi AS, 144A	6.950%	10/30/25	BB–	812,262
1,800	Total Food Products				1,862,887

	Health Care Providers & Services – 4.0%

450	CHS/Community Health Systems Inc, 144A	5.625%	3/15/27	B	471,375

765	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	838,562

1,000	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC–	1,046,870

375	CHS/Community Health Systems Inc, 144A	4.750%	2/15/31	B	366,338

1,000	Global Medical Response Inc, 144A	6.500%	10/01/25	B	1,035,000

775	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	763,375

650	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	703,625

2,125	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	2,217,969
7,140	Total Health Care Providers & Services				7,443,114

	Hotels, Restaurants & Leisure – 3.4%

275	Arcos Dorados Holdings Inc, 144A	5.875%	4/04/27	Ba2	289,784

1,900	Carnival Corp, 144A	5.750%	3/01/27	B+	1,949,875

775	International Game Technology PLC, 144A	5.250%	1/15/29	BB	808,325

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$550	NCL Corp Ltd, 144A	5.875%	3/15/26	B–	$555,500

500	NCL Finance Ltd, 144A	6.125%	3/15/28	B–	509,375

500	Scientific Games International Inc, 144A	8.625%	7/01/25	B–	543,600

500	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	517,850

425	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB–	445,030

750	Wynn Macau Ltd, 144A	5.625%	8/26/28	BB–	783,975
6,175	Total Hotels, Restaurants & Leisure				6,403,314

	Independent Power & Renewable Electricity Producers – 0.8%

750	Greenko Dutch BV, 144A	3.850%	3/29/26	Ba1	753,000

680	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	685,107
1,430	Total Independent Power & Renewable Electricity Producers				1,438,107

	Insurance – 1.4%

825	Acrisure LLC / Acrisure Finance Inc, 144A	10.125%	8/01/26	CCC+	950,581

700	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	688,415

500	First Coast Re III Pte Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.000% spread), (4)	6.015%	4/07/25	N/R	499,800

550	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (4)	6.265%	12/06/24	N/R	557,425
2,575	Total Insurance				2,696,221

	Interactive Media & Services – 0.0%

100	Arches Buyer Inc, 144A	6.125%	12/01/28	CCC+	103,000

	Internet Software & Services – 0.5%

950	Rackspace Technology Global Inc, 144A, (3)	5.375%	12/01/28	B–	965,984

	Leisure Products – 0.4%

775	Academy Ltd, 144A	6.000%	11/15/27	B	815,688

	Media – 3.5%

950	Altice Financing SA, 144A	5.000%	1/15/28	B	938,063

725	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	717,025

1,650	DISH DBS Corp	7.375%	7/01/28	B2	1,730,932

750	Getty Images Inc, 144A	9.750%	3/01/27	CCC+	798,750

945	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,013,513

425	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB	432,489

425	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	4.250%	1/15/29	B+	409,156

500	Radiate Holdco LLC / Radiate Finance Inc, 144A	6.500%	9/15/28	CCC+	527,975
6,370	Total Media				6,567,903

	Metals & Mining – 2.4%

700	First Quantum Minerals Ltd, 144A	7.500%	4/01/25	B3	722,750

500	Hudbay Minerals Inc, 144A	6.125%	4/01/29	B+	533,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$750	Indika Energy Capital IV Pte Ltd, 144A	8.250%	10/22/25	Ba3	$789,750

720	Joseph T Ryerson & Son Inc, 144A	8.500%	8/01/28	B	806,400

325	Metinvest BV, 144A, (3)	7.650%	10/01/27	BB–	349,295

750	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp, 144A	7.500%	6/15/25	BB–	779,062

500	Warrior Met Coal Inc, 144A	8.000%	11/01/24	BB	512,500
4,245	Total Metals & Mining				4,493,507

	Multiline Retail – 0.4%

750	JSM Global Sarl, 144A	4.750%	10/20/30	Ba1	751,883

	Oil, Gas & Consumable Fuels – 8.5%

325	Antero Resources Corp, (3)	5.000%	3/01/25	B+	325,250

675	Antero Resources Corp, 144A	8.375%	7/15/26	B+	744,187

275	Comstock Resources Inc	9.750%	8/15/26	B+	298,375

250	Comstock Resources Inc, 144A	6.750%	3/01/29	B+	256,250

1,140	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	1,120,050

1,325	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	6.000%	2/01/29	BB–	1,305,125

150	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	145,047

800	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	869,800

750	Geopark Ltd, 144A	6.500%	9/21/24	B+	775,320

200	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	211,000

200	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	5.750%	2/01/29	BB–	201,750

175	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.000%	2/01/31	BB–	177,625

800	Kosmos Energy Ltd, 144A	7.125%	4/04/26	B+	775,760

500	Kosmos Energy Ltd, 144A, (3)	7.500%	3/01/28	B+	473,500

675	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	676,688

815	Murphy Oil Corp	5.875%	12/01/27	BB+	798,700

700	New Fortress Energy Inc, 144A, (WI/DD)	6.500%	9/30/26	BB–	705,250

350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	359,625

1,000	Occidental Petroleum Corp	8.500%	7/15/27	Ba2	1,185,000

900	Occidental Petroleum Corp	8.875%	7/15/30	Ba2	1,134,900

750	Peru LNG Srl, 144A	5.375%	3/22/30	BB–	672,195

525	SM Energy Co, (3)	5.000%	1/15/24	B	493,763

500	SM Energy Co	5.625%	6/01/25	B	462,605

800	Southwestern Energy Co, (3)	7.500%	4/01/26	BB	846,416

225	Sunoco LP / Sunoco Finance Corp, 144A	4.500%	5/15/29	BB	224,156

750	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	772,500
15,555	Total Oil, Gas & Consumable Fuels				16,010,837

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.2%

$350	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B+	$353,063

	Real Estate Management & Development – 2.5%

750	Arabian Centres Sukuk II Ltd, 144A, (WI/DD)	5.625%	10/07/26	N/R	752,813

750	China Evergrande Group, Reg S	8.250%	3/23/22	B2	716,614

475	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	464,417

550	Kennedy-Wilson Inc	4.750%	3/01/29	BB	556,875

575	Kennedy-Wilson Inc	5.000%	3/01/31	BB	582,331

750	Logan Group Co Ltd	4.500%	1/13/28	BB	728,821

825	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.750%	1/15/29	B–	813,656
4,675	Total Real Estate Management & Development				4,615,527

	Software – 0.3%

600	Rocket Software Inc, 144A	6.500%	2/15/29	CCC+	605,400

	Specialty Retail – 1.8%

600	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.375%	4/01/26	B–	595,980

675	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.875%	4/01/29	B–	665,887

1,000	Staples Inc, 144A	7.500%	4/15/26	B1	1,054,750

1,000	Staples Inc, 144A	10.750%	4/15/27	B3	987,500
3,275	Total Specialty Retail				3,304,117

	Technology Hardware, Storage & Peripherals – 0.6%

500	Diebold Nixdorf Inc, (3)	8.500%	4/15/24	CCC	510,750

500	Diebold Nixdorf Inc, 144A	9.375%	7/15/25	B–	556,875
1,000	Total Technology Hardware, Storage & Peripherals				1,067,625

	Trading Companies & Distributors – 0.3%

500	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B–	511,250
$99,693	Total Corporate Bonds (cost $98,861,324)				99,509,005

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 14.4%

$1,250	Affirm Asset Securitization Trust 2021-A, 144A	5.650%	8/15/25	N/R	$1,267,426

500	Aimco CLO 11 Ltd, 144A, (3-Month LIBOR reference rate + 7.250% spread), (4)	7.475%	10/15/31	BB–	500,320

250	Aimco CLO 12 Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (4)	6.976%	1/17/32	BB–	245,011

1,000	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (4)	4.106%	4/15/34	BB–	1,000,298

750	Avis Budget Rental Car Funding AESOP LLC, 144A	4.950%	3/20/25	BBB	809,545

1,000	Battalion CLO VIII Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (4)	6.973%	7/18/30	Ba2	984,446

1,000	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	1,008,197

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$903	Castlelake Aircraft Structured Trust 2021-1, 144A	6.656%	1/15/46	Baa2	$928,416

625	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 7.635% spread), (4)	7.859%	8/24/32	BB–	629,412

625	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 4.250% spread), (4)	4.532%	8/24/32	BBB–	629,305

1,000	COMM 2014-CCRE15 Mortgage Trust, 144A	4.741%	2/10/47	Baa3	1,023,033

325	COMM 2015-CCRE22 Mortgage Trust, 144A	4.106%	3/10/48	BBB–	324,621

485	COMM 2015-CCRE25 Mortgage Trust	3.784%	8/10/48	BB	439,021

200	COMM 2019-GC44 Mortgage Trust, 144A	2.500%	8/15/57	BBB	170,497

2,264	Freddie Mac Multifamily Structured Pass Through Certificates, (I/O)	2.803%	10/25/55	N/R	470,524

750	Freddie Mac Stacr Remic Trust 2020-HQA2, 144A, (1-Month LIBOR reference rate + 3.100% spread), (4)	3.209%	3/25/50	Ba2	758,423

230	GS Mortgage Securities Trust 2019-GC40, 144A	3.550%	7/10/52	BB–	232,005

180	GS Mortgage Securities Trust 2019-GC40, 144A	3.550%	7/10/52	B–	167,434

596	HIN Timeshare Trust 2020-A, 144A	5.500%	10/09/39	BB	618,593

766	HIN Timeshare Trust 2020-A, 144A	6.500%	10/09/39	B	784,028

365	Hudson Yards, 144A	2.943%	12/10/41	N/R	339,464

800	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.554%	9/15/47	BBB	757,905

500	JPMBB Commercial Mortgage Securities Trust 2015-C29	4.198%	5/15/48	A–	489,220

1,000	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 144A	4.400%	9/15/50	BBB	985,908

575	Mosaic Solar Loan Trust 2020-2, 144A	5.420%	8/20/46	N/R	593,169

630	MVW 2020-1 LLC, 144A	7.140%	10/20/37	BB	687,666

1,000	Neuberger Berman CLO XVI-S Ltd, 144A, (3-Month LIBOR reference rate + 8.290% spread), (4)	1.000%	4/15/34	B–	970,000

500	Neuberger Berman Loan Advisers CLO 35 Ltd, 144A, (3-Month LIBOR reference rate + 7.000% spread), (4)	7.223%	1/19/33	BB–	502,104

1,000	Oportun Funding XIV LLC, 144A	5.400%	3/08/28	N/R	999,522

1,000	Palmer Square CLO 2019-1 Ltd, 144A, (3-Month LIBOR reference rate + 8.500% spread), (4)	8.694%	11/14/32	B–	991,712

1,000	Regional Management Issuance Trust 2021-1, 144A	5.070%	3/17/31	BB–	985,758

938	Sierra Timeshare 2020-2 Receivables Funding LLC, 144A	6.590%	7/20/37	BB	989,773

196	S-Jets 2017-1 Ltd, 144A	5.682%	8/15/42	BB	180,135

500	TCW CLO 2019-1 AMR Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (4)	6.944%	2/15/29	BB–	496,576

1,000	Tesla Auto Lease Trust 2020-A, 144A	4.640%	8/20/24	Ba2	1,052,925

750	Thayer Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 8.870% spread), (4)	1.000%	4/20/34	B–	720,000

200	Verus Securitization Trust 2019-2, 144A	3.781%	5/25/59	BBB–	197,765

975	Vivint Solar Financing V LLC, 144A	7.370%	4/30/48	N/R	1,038,452

1,179	VR Funding LLC, 144A	6.420%	11/15/50	N/R	1,158,095
$28,807	Total Asset-Backed and Mortgage-Backed Securities (cost $26,554,908)				27,126,704

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)		Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 9.6% (7)

		Airlines – 0.3%

$500		Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	$525,750

		Auto Components – 0.3%

550		Autokiniton US Holdings Inc, (WI/DD)	TBD	TBD	TBD	TBD	B	552,406

100		Truck Hero, Inc., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/24/28	B2	99,910
650		Total Auto Components						652,316

		Beverages – 0.3%

500		City Brewing Co LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	4/01/28	B+	497,500

		Commercial Services & Supplies – 1.0%

375		AECOM Management Services Inc., Incremental Term Loan	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	376,875

673		PAE Holding Corp, New Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	674,996

770		Spin Holdco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B–	764,429

—	(15)	TMK Hawk Parent Corp, (WI/DD)	TBD	TBD	TBD	TBD	CC	142
1,818		Total Commercial Services & Supplies						1,816,442

		Containers & Packaging – 0.4%

556		Flex Acquisition Co Inc, Term Loan	4.000%	1-Month LIBOR	3.500%	3/02/28	B	549,961

137		Graham Packaging Company Inc., Term Loan	4.750%	1-Month LIBOR	3.750%	8/04/27	B1	136,475
693		Total Containers & Packaging						686,436

		Food & Staples Retailing – 0.3%

497		Shearer’s Foods, LLC Refinancing Term Loan, First Lien	4.250%	3-Month LIBOR	3.500%	9/30/25	B2	497,346

		Health Care Equipment & Supplies – 0.1%

150		eResearchTechnology Inc, (WI/DD)	TBD	TBD	TBD	TBD	B2	150,375

		Health Care Providers & Services – 0.8%

950		Onex TSG Intermediate Corp., Term Loan, First Lien	5.500%	3-Month LIBOR	4.750%	7/29/22	B	941,516

175		Pluto Acquisition I, Inc., Incremental Term Loan B	5.500%	1-Month LIBOR	5.000%	6/20/26	B2	175,217

374		US Radiology Specialists, Inc., Term Loan B	6.250%	3-Month LIBOR	5.500%	12/15/27	B–	375,993
1,499		Total Health Care Providers & Services						1,492,726

		Hotels, Restaurants & Leisure – 0.7%

1,247		Life Time Fitness, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B–	1,247,654

		Insurance – 0.3%

455		OneDigital Borrower LLC, Term Loan	5.250%	3-Month LIBOR	4.500%	10/29/27	N/R	455,838

45		OneDigital Borrower LLC, Delayed Draw Term Loan, (9)	5.250%	3-Month LIBOR	4.500%	10/29/27	N/R	44,997
500		Total Insurance						500,835

		Internet & Direct Marketing Retail – 0.2%

475		CNT Holdings I Corp, Term Loan	4.500%	6-Month LIBOR	3.750%	11/08/27	B	474,630

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

	IT Services – 0.4%

$865	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	$854,471

	Machinery – 0.1%

249	Blount International, Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	249,657

	Media – 0.1%

125	Radiate Holdco LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	124,787

	Pharmaceuticals – 0.5%

718	Endo Health Solutions, Inc., Term Loan, (DD1)	5.750%	3-Month LIBOR	5.000%	3/25/28	B+	711,507

299	Milano, Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB–	298,502
1,017	Total Pharmaceuticals						1,010,009

	Professional Services – 1.1%

745	Da Vinci Purchaser Corp., Term Loan	5.000%	3-Month LIBOR	4.000%	11/26/26	B	746,892

985	Dun & Bradstreet Corporation, Term Loan B	3.359%	1-Month LIBOR	3.250%	2/08/26	BB+	981,045

388	NielsenIQ, Term Loan B	4.103%	3-Month LIBOR	4.000%	3/05/28	B1	386,628
2,118	Total Professional Services						2,114,565

	Real Estate Management & Development – 0.4%

750	TNT Crane and Rigging, Inc., Exit Term Loan	7.500%	3-Month LIBOR	6.500%	10/16/24	B+	785,625

	Semiconductors & Semiconductor Equipment – 0.4%

497	Bright Bidco B.V., Term Loan B	4.500%	3-Month LIBOR	3.500%	6/30/24	CCC	381,767

375	Ultra Clean Holdings Inc, (WI/DD)	TBD	TBD	TBD	TBD	N/R	376,406
872	Total Semiconductors & Semiconductor Equipment						758,173

	Software – 0.5%

574	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	574,102

225	RealPage Inc, (WI/DD)	TBD	TBD	TBD	TBD	B+	224,249

199	Thomson Reuters IP & S, Term Loan	4.000%	1-Month LIBOR	3.000%	10/31/26	B	199,650
998	Total Software						998,001

	Specialty Retail – 1.1%

997	Great Outdoors Group, LLC, Term Loan B	5.000%	6-Month LIBOR	4.250%	3/05/28	B+	1,000,368

825	PetSmart Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB–	824,876

175	WOOF Holdings, Inc, 1st Lien Term Loan	4.500%	3-Month LIBOR	3.750%	12/21/27	B2	174,563
1,997	Total Specialty Retail						1,999,807

	Technology Hardware, Storage & Peripherals – 0.3%

500	Ahead, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B1	501,720
$18,020	Total Variable Rate Senior Loan Interests (cost $17,558,578)						17,938,825

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 5.1%

	Armenia – 0.4%

$750	Republic of Armenia International Bond, 144A			3.600%	2/02/31	Ba3	$685,710

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Barbados – 0.4%

$750	Barbados Government International Bond, 144A	6.500%	10/01/29	B–	$761,250

	Dominican Republic – 0.4%

750	Dominican Republic International Bond, 144A	4.875%	9/23/32	BB–	765,000

	Egypt – 0.3%

600	Egypt Government International Bond, 144A	5.875%	2/16/31	B	561,660

	El Salvador – 0.4%

750	El Salvador Government International Bond, 144A	6.375%	1/18/27	B+	741,750

	Ghana – 0.4%

750	Ghana Government International Bond, 144A, (WI/DD)	8.625%	4/07/34	N/R	736,575

	Jordan – 0.4%

750	Jordan Government International Bond, 144A	4.950%	7/07/25	BB–	769,860

	Kenya – 0.4%

750	Kenya Government International Bond, 144A	7.000%	5/22/27	B+	795,637

	Oman – 0.4%

750	Oman Government International Bond, 144A	6.750%	10/28/27	Ba3	827,250

	Tunisia – 0.5%

1,000	Banque Centrale de Tunisie International Bond, 144A	5.750%	1/30/25	B	870,272

	Turkey – 0.3%

750	Turkey Government International Bond	5.125%	2/17/28	BB–	676,710

	Ukraine – 0.4%

750	Ukraine Government International Bond, 144A	7.253%	3/15/33	B	746,100

	Uzbekistan – 0.4%

750	Republic of Uzbekistan Bond, 144A	3.700%	11/25/30	BB–	728,013
$9,850	Total Sovereign Debt (cost $9,678,845)				9,665,787

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 3.7% (10)

	Banks – 3.3%

$800	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (11)	Ba2	$865,280

600	Banco Santander SA, Reg S	7.500%	N/A (11)	Ba1	659,250

750	Banco Votorantim SA, Reg S	8.250%	N/A (11)	CCC	768,758

810	Barclays PLC	6.125%	N/A (11)	BBB–	884,520

500	Danske Bank A/S, Reg S	7.000%	N/A (11)	BBB–	561,250

700	Intesa Sanpaolo SpA, 144A	7.700%	N/A (11)	BB–	794,500

300	Lloyds Banking Group PLC	7.500%	N/A (11)	Baa3	334,500

400	Natwest Group PLC	8.000%	N/A (11)	BBB–	469,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$700	UniCredit SpA, Reg S	8.000%	N/A (11)	B+	$780,500
5,560	Total Banks				6,117,558

	Capital Markets – 0.4%

750	Deutsche Bank AG	6.000%	N/A (11)	BB–	759,375
$6,310	Total Contingent Capital Securities (cost $6,524,583)				6,876,933

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 2.0%

	Automobiles – 0.5%

$800	General Motors Financial Co Inc	5.700%	N/A (11)	BB+	$864,000

	Banks – 0.3%

500	Huntington Bancshares Inc/OH	5.625%	N/A (11)	Baa3	555,750

	Energy Equipment & Services – 0.0%

38	Sanjel Corporation, 144A, (5), (6)	7.500%	N/A (11)	N/R	—

	Insurance – 0.7%

600	Assurant Inc, (3)	7.000%	3/27/48	BB+	684,000

700	Enstar Finance LLC	5.750%	9/01/40	BB+	735,000
1,300	Total Insurance				1,419,000

	Trading Companies & Distributors – 0.5%

850	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	886,125
$3,488	Total $1,000 Par (or similar) Institutional Preferred (cost $3,475,568)				3,724,875

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.1%

	Banks – 0.4%

25,000	Wintrust Financial Corp	6.875%		BB	$700,000

	Food Products – 0.2%

15,000	CHS Inc, (3)	6.750%		N/R	414,300

	Insurance – 0.1%

12,000	Assurant Inc	5.250%		BB+	308,640

	Oil, Gas & Consumable Fuels – 0.4%

30,000	NuStar Energy LP, (3)	8.500%		B2	717,600
	Total $25 Par (or similar) Retail Preferred (cost $1,901,179)				2,140,540

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Energy Equipment & Services – 0.0%

6	Golden Close Maritime Corp Ltd, (5), (12)				$—

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Shares	Description (1)			Value

	Road & Rail – 0.0%

$8,907	Jack Cooper Enterprises Inc, (5), (12)			$89
	Total Common Stocks (cost $51)			89
	Total Long-Term Investments (cost $164,555,036)			166,982,758
Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.6%

	MONEY MARKET FUNDS – 2.6%

4,827,446	State Street Navigator Securities Lending Government Money Market Portfolio, (13)	0.030% (14)		4,827,446
	Total Investments Purchased with Collateral from Securities Lending (cost $4,827,446)			4,827,446

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.6%

	REPURCHASE AGREEMENTS – 2.6%

$4,952	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $4,951,786, collateralized by $4,893,300, U.S. Treasury Notes, 1.375%, due 1/31/25, value $5,050,874	0.000%	4/01/21	$4,951,786
	Total Short-Term Investments (cost $4,951,786)			4,951,786
	Total Investments (cost $174,334,268) – 94.1%			176,761,990
	Other Assets Less Liabilities – 5.9%			11,062,792
	Net Assets – 100%			$187,824,782

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$99,509,000	$5	$99,509,005
Asset-Backed and Mortgage-Backed Securities	—	27,126,704	—	27,126,704
Variable Rate Senior Loan Interests	—	17,938,825	—	17,938,825
Sovereign Debt	—	9,665,787	—	9,665,787
Contingent Capital Securities	—	6,876,933	—	6,876,933
$1,000 Par (or similar) Institutional Preferred	—	3,724,875	—	3,724,875
$25 Par (or similar) Retail Preferred	2,140,540	—	—	2,140,540
Common Stocks	—	—	89	89
Investments Purchased with Collateral from Securities Lending	4,827,446	—	—	4,827,446
Short-Term Investments:
Repurchase Agreements	—	4,951,786	—	4,951,786
Total	$6,967,986	$169,793,910	$94	$176,761,990

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,661,342.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(10)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(11)	Perpetual security. Maturity date is not applicable.

(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(13)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	The rate shown is the one-day yield as of the end of the reporting period.

(15)	Principal Amount (000) rounds to less than $1,000.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

I/O	Interest only security

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Income Fund

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.9%

	CORPORATE BONDS – 40.1%

	Aerospace & Defense – 0.9%

$1,380	BAE Systems Holdings Inc, 144A	3.850%	12/15/25	BBB	$1,519,107

2,625	Boeing Co	2.196%	2/04/26	Baa2	2,616,860

670	Boeing Co	3.250%	2/01/35	Baa2	649,309

350	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	384,818

150	Howmet Aerospace Inc	6.875%	5/01/25	BBB–	173,812

515	Raytheon Technologies Corp	2.250%	7/01/30	A–	506,837

200	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB–	212,810
5,890	Total Aerospace & Defense				6,063,553

	Airlines – 0.7%

786	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	A	795,414

385	American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A	5.500%	4/20/26	Ba2	400,666

744	British Airways 2020-1 Class A Pass Through Trust, 144A	4.250%	11/15/32	A	778,965

737	British Airways 2020-1 Class B Pass Through Trust, 144A	8.375%	11/15/28	BBB	839,249

175	Delta Air Lines Inc, 144A	7.000%	5/01/25	Baa2	201,592

100	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 144A	5.750%	1/20/26	Ba3	106,260

1,317	United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/27	A	1,460,552
4,244	Total Airlines				4,582,698

	Auto Components – 0.6%

600	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	620,148

100	Adient US LLC, 144A	9.000%	4/15/25	BB–	111,000

100	Clarios Global LP, 144A	6.750%	5/15/25	B1	106,970

1,000	Clarios Global LP / Clarios US Finance Co, 144A	8.500%	5/15/27	CCC+	1,076,250

175	Dana Inc	5.375%	11/15/27	BB+	183,750

500	Goodyear Tire & Rubber Co	9.500%	5/31/25	BB–	560,900

1,000	Goodyear Tire & Rubber Co	5.250%	4/30/31	BB–	1,000,000

100	NESCO Holdings II Inc, 144A, (WI/DD)	5.500%	4/15/29	B	102,580
3,575	Total Auto Components				3,761,598

	Automobiles – 0.7%

150	Allison Transmission Inc, 144A	3.750%	1/30/31	BB	145,313

250	Ford Motor Co	8.500%	4/21/23	BB+	278,750

250	Ford Motor Co	9.000%	4/22/25	BB+	302,779

500	Ford Motor Credit Co LLC	3.375%	11/13/25	BB+	508,500

200	Ford Motor Credit Co LLC	4.000%	11/13/30	BB+	198,398

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	Automobiles (continued)

$2,845	General Motors Financial Co Inc	3.600%	6/21/30		BBB	$3,000,979
4,195	Total Automobiles					4,434,719

	Banks – 6.8%

750	Akbank TAS, 144A	6.800%	2/06/26		B+	747,060

600	Banco de Credito del Peru, 144A	3.250%	9/30/31		Baa3	600,000

2,435	Banco Santander SA	3.800%	2/23/28		A	2,627,677

200	Banco Santander SA	2.749%	12/03/30		BBB+	190,505

425	Bancolombia SA	3.000%	1/29/25		Baa2	434,138

750	Banistmo SA, 144A	4.250%	7/31/27		Baa3	781,875

1,060	Bank of America Corp	3.559%	4/23/27		A+	1,153,463

1,105	Bank of America Corp	3.248%	10/21/27		A+	1,187,967

3,662	Bank of America Corp	3.419%	12/20/28		A+	3,932,549

1,660	Bank of America Corp	1.922%	10/24/31		A+	1,562,169

850	Banque Ouest Africaine de Developpement, 144A	5.000%	7/27/27		Baa1	938,825

2,865	Barclays PLC	3.650%	3/16/25		A	3,079,217

350	BBVA Bancomer SA/Texas, 144A	1.875%	9/18/25		Baa1	350,438

2,010	BNP Paribas SA, 144A	4.375%	5/12/26		A–	2,222,668

750	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.515%	6/07/23		N/R	765,075

1,575	Citigroup Inc	4.300%	11/20/26		BBB+	1,756,870

1,210	Citigroup Inc	4.450%	9/29/27		BBB+	1,365,590

640	Citigroup Inc	4.125%	7/25/28		BBB+	708,241

2,080	Citigroup Inc	2.666%	1/29/31		A	2,089,831

970	Citigroup Inc	2.572%	6/03/31		A	969,241

675	Grupo Aval Ltd, 144A	4.375%	2/04/30		BBB–	680,906

1,465	HSBC Holdings PLC	2.099%	6/04/26		A+	1,489,720

815	HSBC Holdings PLC	4.375%	11/23/26		A3	907,741

2,100	ING Groep NV	3.950%	3/29/27		A+	2,327,034

2,710	JPMorgan Chase & Co	3.702%	5/06/30		AA–	2,953,785

600	JPMorgan Chase & Co	2.956%	5/13/31		A	611,095

1,705	Natwest Group PLC	3.032%	11/28/35		BBB+	1,626,706

2,810	Wells Fargo & Co	2.879%	10/30/30		A+	2,894,614

1,500	Wells Fargo & Co	3.900%	N/A	(11)	Baa2	1,514,850

1,500	Zions Bancorp NA	3.250%	10/29/29		BBB	1,517,381
41,827	Total Banks					43,987,231

	Beverages – 0.0%

175	Triton Water Holdings Inc, 144A	6.250%	4/01/29		CCC+	178,500

	Biotechnology – 0.0%

175	Emergent BioSolutions Inc, 144A	3.875%	8/15/28		BB–	171,063

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets – 2.0%

$2,000	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	$1,892,000

1,500	Charles Schwab Corp	4.000%	N/A (11)	BBB	1,522,200

300	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	314,529

1,125	Donnelley Financial Solutions Inc	8.250%	10/15/24	B+	1,172,813

2,295	Goldman Sachs Group Inc	4.250%	10/21/25	BBB+	2,561,681

350	LPL Holdings Inc, 144A	4.000%	3/15/29	BB	352,625

4,635	Morgan Stanley	3.950%	4/23/27	Baa1	5,128,976
12,205	Total Capital Markets				12,944,824

	Chemicals – 1.3%

2,185	Agrium Inc	3.375%	3/15/25	BBB	2,287,323

325	Alpek SAB de CV, 144A	3.250%	2/25/31	Baa3	321,425

100	Avient Corp, 144A	5.750%	5/15/25	BB–	106,250

150	Axalta Coating Systems LLC, 144A	3.375%	2/15/29	BB–	146,280

500	Element Solutions Inc, 144A	3.875%	9/01/28	BB–	493,375

150	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	4.250%	12/15/25	BB–	150,563

1,500	NOVA Chemicals Corp, 144A	5.250%	8/01/23	BB–	1,509,375

1,350	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB–	1,407,375

800	OCI NV, 144A	4.625%	10/15/25	BB	827,000

100	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	106,250

1,050	Sasol Financing USA LLC	4.375%	9/18/26	BB	1,071,157
8,210	Total Chemicals				8,426,373

	Commercial Services & Supplies – 0.6%

250	Adani Ports & Special Economic Zone Ltd, 144A	4.200%	8/04/27	BBB–	265,122

1,575	ADT Security Corp, 144A	4.875%	7/15/32	BB–	1,600,594

100	GFL Environmental Inc, 144A	4.250%	6/01/25	BB–	103,000

400	GFL Environmental Inc, 144A	3.750%	8/01/25	BB–	406,000

100	GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	105,375

165	GFL Environmental Inc, 144A	8.500%	5/01/27	B–	181,706

625	GFL Environmental Inc, 144A	3.500%	9/01/28	BB–	606,250

125	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	121,250

375	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	390,371

125	Stericycle Inc, 144A	3.875%	1/15/29	BB	123,438
3,840	Total Commercial Services & Supplies				3,903,106

	Communications Equipment – 0.6%

1,950	CommScope Inc, 144A	8.250%	3/01/27	B3	2,086,500

650	Gray Television Inc, 144A	4.750%	10/15/30	BB–	644,312

425	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	446,335

1,000	Network i2i Ltd, 144A	3.975%	N/A (11)	BB	1,002,500
4,025	Total Communications Equipment				4,179,647

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction & Engineering – 0.0%

$250	PowerTeam Services LLC, 144A	9.033%	12/04/25	B–	$275,625

	Construction Materials – 0.6%

450	Cemex SAB de CV, 144A	7.375%	6/05/27	BB	509,477

600	Cemex SAB de CV, 144A	5.450%	11/19/29	BB	657,300

500	Cemex SAB de CV, 144A	3.875%	7/11/31	BB	488,000

750	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	785,625

750	UltraTech Cement Ltd, 144A	2.800%	2/16/31	Baa3	704,407

450	Volcan Cia Minera SAA, 144A	4.375%	2/11/26	BB	461,219
3,500	Total Construction Materials				3,606,028

	Consumer Finance – 0.9%

1,780	Capital One Financial Corp	3.750%	3/09/27	A–	1,953,986

1,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	1,002,500

2,180	Discover Bank	4.250%	3/13/26	BBB+	2,436,666

100	OneMain Finance Corp	8.875%	6/01/25	BB–	110,780

425	OneMain Finance Corp	5.375%	11/15/29	BB–	452,094
5,485	Total Consumer Finance				5,956,026

	Containers & Packaging – 0.1%

200	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	3.250%	9/01/28	BB+	197,674

200	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	4.000%	9/01/29	BB–	199,674
400	Total Containers & Packaging				397,348

	Distributors – 0.1%

625	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB–	607,813

	Diversified Consumer Services – 0.2%

1,500	frontdoor Inc, 144A	6.750%	8/15/26	B	1,595,625

	Diversified Financial Services – 1.7%

625	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	BBB	655,398

750	Air Lease Corp	4.650%	N/A (11)	BB+	740,625

450	DAE Funding LLC, 144A	3.375%	3/20/28	Baa3	446,445

3,960	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	4,533,250

425	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	425,128

375	Indian Railway Finance Corp Ltd, 144A	3.249%	2/13/30	BBB–	372,988

2,000	Quicken Loans LLC, 144A	5.250%	1/15/28	BB+	2,100,000

500	Sierra Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (3)	3.265%	12/28/22	N/R	509,200

1,000	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.750% spread), (3)	3.765%	12/07/23	N/R	1,022,100
10,085	Total Diversified Financial Services				10,805,134

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 2.0%

$3,950	AT&T Inc	4.350%	3/01/29	BBB+	$4,468,156

380	AT&T Inc	3.500%	6/01/41	BBB+	374,847

75	AT&T Inc	3.650%	6/01/51	BBB+	72,539

722	AT&T Inc, 144A	3.800%	12/01/57	BBB+	686,901

1,000	Avaya Inc, 144A	6.125%	9/15/28	BB–	1,061,565

2,650	Telefonica Emisiones SA	4.103%	3/08/27	BBB	2,963,083

2,200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,309,896

725	Verizon Communications Inc	2.550%	3/21/31	A–	724,342

500	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	491,250
12,202	Total Diversified Telecommunication Services				13,152,579

	Electric Utilities – 1.1%

1,025	Berkshire Hathaway Energy Co	3.700%	7/15/30	A–	1,135,781

2,000	Edison International	5.375%	N/A (11)	BB+	2,027,600

800	Empresas Publicas de Medellin ESP, 144A	4.375%	2/15/31	Baa3	800,748

42	NRG Energy Inc	6.625%	1/15/27	BB+	43,680

430	NSTAR Electric Co	3.950%	4/01/30	A1	483,195

2,000	Oglethorpe Power Corp	4.200%	12/01/42	BBB+	1,967,393

800	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A	6.150%	5/21/48	Baa2	973,064
7,097	Total Electric Utilities				7,431,461

	Electronic Equipment, Instruments & Components – 0.0%

300	TTM Technologies Inc, 144A	4.000%	3/01/29	BB	296,250

	Energy Equipment & Services – 0.3%

1,100	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,146,750

550	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	558,690
1,650	Total Energy Equipment & Services				1,705,440

	Entertainment – 0.0%

225	Live Nation Entertainment Inc, 144A	6.500%	5/15/27	B+	249,750

	Equity Real Estate Investment Trust – 1.5%

540	Brixmor Operating Partnership LP	2.250%	4/01/28	BBB–	529,856

1,075	Essex Portfolio LP	2.650%	3/15/32	BBB+	1,057,719

595	Healthcare Realty Trust Inc	2.400%	3/15/30	BBB+	579,234

750	MPH Acquisition Holdings LLC, 144A, (4)	5.750%	11/01/28	B–	731,250

325	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB–	318,929

1,335	Regency Centers LP	2.950%	9/15/29	BBB+	1,357,916

1,236	Retail Properties of America Inc	4.750%	9/15/30	BBB–	1,308,210

1,900	SBA Tower Trust, 144A	2.836%	1/15/25	A2	1,993,047

300	SBA Tower Trust, 144A	1.884%	1/15/26	A2	303,612

285	SBA Tower Trust, 144A	2.328%	1/15/28	A2	289,610

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trust (continued)

$1,000	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	$1,008,700
9,341	Total Equity Real Estate Investment Trust				9,478,083

	Food & Staples Retailing – 0.1%

658	CVS Health Corp	4.300%	3/25/28	BBB	747,213

	Food Products – 0.5%

900	Amaggi Luxembourg International Sarl, 144A	5.250%	1/28/28	BB	922,500

750	BRF SA, 144A, (4)	4.875%	1/24/30	Ba2	765,000

600	NBM US Holdings Inc, 144A	6.625%	8/06/29	BB	659,883

575	Ulker Biskuvi Sanayi AS, 144A	6.950%	10/30/25	BB–	602,646
2,825	Total Food Products				2,950,029

	Gas Utilities – 0.2%

1,250	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB–	1,269,188

	Health Care Equipment & Supplies – 0.0%

125	RP Escrow Issuer LLC, 144A	5.250%	12/15/25	B–	129,531

	Health Care Providers & Services – 0.9%

1,515	Centene Corp, 144A	5.375%	6/01/26	BBB–	1,584,235

350	Centene Corp	4.625%	12/15/29	BBB–	378,807

200	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC–	209,374

1,730	CVS Health Corp	1.875%	2/28/31	BBB	1,624,956

450	DaVita Inc, 144A	3.750%	2/15/31	Ba3	429,179

275	Encompass Health Corp	4.500%	2/01/28	B+	281,633

100	HCA Inc	5.625%	9/01/28	Ba2	115,000

1,000	HCA Inc	3.500%	9/01/30	Ba2	1,008,470

275	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	270,875

200	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB–	215,934
6,095	Total Health Care Providers & Services				6,118,463

	Hotels, Restaurants & Leisure – 0.6%

100	Boyd Gaming Corp, 144A	8.625%	6/01/25	B	111,200

300	Carnival Corp, 144A	7.625%	3/01/26	B+	322,290

375	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	394,702

225	Churchill Downs Inc, 144A	4.750%	1/15/28	B+	232,703

200	International Game Technology PLC, 144A	4.125%	4/15/26	BB	205,516

600	Life Time Inc, 144A	5.750%	1/15/26	B–	617,280

325	Melco Resorts Finance Ltd, 144A	5.750%	7/21/28	BB	346,125

700	MGM China Holdings Ltd, 144A	4.750%	2/01/27	Ba3	709,625

1,000	Wynn Macau Ltd, 144A	5.625%	8/26/28	BB–	1,045,300

100	Yum! Brands Inc, 144A	7.750%	4/01/25	BB–	109,375
3,925	Total Hotels, Restaurants & Leisure				4,094,116

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 0.0%

$100	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	$100,000

	Independent Power & Renewable Electricity Producers – 0.9%

600	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba1	635,280

671	Calpine Corp, 144A	5.250%	6/01/26	BB+	689,955

174	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	181,028

1,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	Ba3	983,760

750	India Green Energy Holdings, 144A	5.375%	4/29/24	BB–	779,013

2,000	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 144A, (WI/DD)	4.500%	7/14/28	N/R	1,999,730

680	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	685,107
5,875	Total Independent Power & Renewable Electricity Producers				5,953,873

	Industrial Conglomerates – 0.1%

500	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250%	5/15/27	BB	516,250

	Insurance – 0.8%

275	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	275,344

500	Bonanza RE Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.750% spread), (3)	4.765%	12/23/24	N/R	504,400

500	First Coast Re III Pte Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.000% spread), (3)	6.015%	4/07/25	N/R	499,800

550	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (3)	6.265%	12/06/24	N/R	557,425

250	Sutter Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.000% spread), (3)	5.000%	6/06/22	N/R	256,550

500	Vitality Re XII Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 2.250% spread), (3)	2.265%	1/07/25	BBB+	498,000

2,225	XLIT Ltd	4.450%	3/31/25	A3	2,480,614
4,800	Total Insurance				5,072,133

	Interactive Media & Services – 0.1%

100	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	99,820

100	Arches Buyer Inc, 144A	6.125%	12/01/28	CCC+	103,000

725	Prosus NV, 144A	3.680%	1/21/30	BBB–	748,298
925	Total Interactive Media & Services				951,118

	Internet & Direct Marketing Retail – 0.0%

200	B2W Digital Lux Sarl, 144A, (4)	4.375%	12/20/30	Ba1	195,300

	Internet Software & Services – 0.1%

325	J2 Global Inc, 144A	4.625%	10/15/30	BB	328,250

	IT Services – 0.4%

500	Austin BidCo Inc, 144A	7.125%	12/15/28	CCC+	508,750

1,450	Fidelity National Information Services Inc	2.250%	3/01/31	BBB	1,424,647

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	IT Services (continued)

$475	Twilio Inc	3.625%	3/15/29	BB	$480,857
2,425	Total IT Services				2,414,254

	Leisure Products – 0.0%

144	Mattel Inc, 144A	6.750%	12/31/25	BB	151,409

100	Mattel Inc, 144A	3.375%	4/01/26	BB	103,244
244	Total Leisure Products				254,653

	Life Sciences Tools & Services – 0.0%

300	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	313,308

	Machinery – 0.2%

1,405	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	BBB	1,541,394

	Marine – 0.1%

325	Hidrovias International Finance SARL, 144A	4.950%	2/08/31	BB	325,000

	Media – 1.4%

375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB	382,200

1,650	Comcast Corp	2.650%	2/01/30	A–	1,689,072

1,440	Comcast Corp	3.969%	11/01/47	A–	1,608,014

1,200	CSC Holdings LLC, 144A	6.500%	2/01/29	BB	1,326,000

1,500	DISH DBS Corp	7.750%	7/01/26	B2	1,655,602

500	Grupo Televisa SAB, (4)	5.250%	5/24/49	BBB+	571,362

500	Lamar Media Corp	3.750%	2/15/28	BB–	499,375

200	Lamar Media Corp	4.000%	2/15/30	BB–	199,444

425	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB	432,489

625	TEGNA Inc	4.625%	3/15/28	BB–	635,937
8,415	Total Media				8,999,495

	Metals & Mining – 0.5%

675	AngloGold Ashanti Holdings PLC	3.750%	10/01/30	Baa3	682,453

75	Arconic Corp, 144A	6.000%	5/15/25	BBB–	80,834

298	Cleveland-Cliffs Inc, 144A	9.875%	10/17/25	BB	349,122

300	Constellium SE, 144A	3.750%	4/15/29	B	286,824

800	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B–	812,000

450	Fresnillo PLC, 144A	4.250%	10/02/50	BBB	442,125

125	Hudbay Minerals Inc, 144A	4.500%	4/01/26	B+	129,914

325	Hudbay Minerals Inc, 144A	6.125%	4/01/29	B+	346,937

325	Metinvest BV, 144A, (4)	7.650%	10/01/27	BB–	349,295
3,373	Total Metals & Mining				3,479,504

	Multiline Retail – 0.1%

750	JSM Global Sarl, 144A	4.750%	10/20/30	Ba1	751,883

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 5.3%

$900	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	B	$967,968

125	Chesapeake Energy Corp, 144A	5.500%	2/01/26	BB–	130,112

1,590	Chevron USA Inc	5.050%	11/15/44	Aa2	2,016,888

1,560	ConocoPhillips, 144A	2.400%	2/15/31	A	1,539,261

1,100	Cosan SA, 144A	5.500%	9/20/29	BB	1,164,350

725	Diamondback Energy Inc	3.250%	12/01/26	BBB	764,098

555	Diamondback Energy Inc	3.125%	3/24/31	BBB	554,082

575	Ecopetrol SA	6.875%	4/29/30	BBB–	700,005

100	Ecopetrol SA	5.875%	5/28/45	BBB–	106,700

326	Energean Israel Finance Ltd, 144A, Reg S	4.875%	3/30/26	Ba3	327,931

326	Energean Israel Finance Ltd, 144A, Reg S	5.375%	3/30/28	Ba3	329,617

1,420	Energy Transfer Operating LP	5.000%	5/15/50	BBB–	1,468,627

125	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	120,872

250	EnLink Midstream LLC	5.375%	6/01/29	BB+	233,750

400	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB–	419,000

1,000	Galaxy Pipeline Assets Bidco Ltd, 144A	2.625%	3/31/36	Aa2	956,200

1,325	Marathon Petroleum Corp	5.000%	9/15/54	BBB	1,402,375

750	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	798,750

2,000	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B–	1,725,000

1,620	MPLX LP	4.875%	6/01/25	BBB	1,824,681

800	Murphy Oil Corp	5.875%	12/01/27	BB+	784,000

350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	359,625

2,000	Occidental Petroleum Corp	4.300%	8/15/39	Ba2	1,696,020

1,340	ONEOK Inc	3.400%	9/01/29	BBB	1,378,758

325	Parkland Corp/Canada, 144A, (WI/DD)	4.500%	10/01/29	BB	325,406

1,500	Pertamina Persero PT, 144A, (4)	2.300%	2/09/31	Baa2	1,387,949

625	Pertamina Persero PT, 144A	4.700%	7/30/49	Baa2	645,141

593	Petrobras Global Finance BV	5.093%	1/15/30	Ba2	616,068

1,000	Petrobras Global Finance BV	5.600%	1/03/31	Ba2	1,053,800

2,200	Petroleos Mexicanos	6.500%	3/13/27	BBB	2,299,000

1,345	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	1,575,624

550	Saudi Arabian Oil Co, 144A	2.250%	11/24/30	A1	526,706

500	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	523,125

125	Sunoco LP / Sunoco Finance Corp, 144A	4.500%	5/15/29	BB	124,531

670	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.250%	11/15/23	BB	672,680

150	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	BB	163,002

850	Total Capital International SA	2.986%	6/29/41	A1	815,079

1,000	Tullow Oil PLC, 144A	6.250%	4/15/22	CCC+	940,500

975	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	1,004,250
33,670	Total Oil, Gas & Consumable Fuels				34,441,531

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.7%

$2,000	AbbVie Inc	4.250%	11/21/49	BBB+	$2,263,072

1,260	Eli Lilly and Co	2.250%	5/15/50	A+	1,064,944

225	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B+	226,969

200	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	Ba3	213,500

710	Royalty Pharma PLC, 144A	2.200%	9/02/30	BBB–	677,546
4,395	Total Pharmaceuticals				4,446,031

	Professional Services – 0.0%

250	ASGN Inc, 144A	4.625%	5/15/28	BB–	257,920

	Real Estate Management & Development – 0.3%

575	Country Garden Holdings Co Ltd, Reg S	4.750%	9/28/23	Baa3	587,412

250	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	244,430

250	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	244,844

275	Kennedy-Wilson Inc	4.750%	3/01/29	BB	278,437

300	Kennedy-Wilson Inc	5.000%	3/01/31	BB	303,825
1,650	Total Real Estate Management & Development				1,658,948

	Road & Rail – 0.5%

1,350	CSX Corp	3.800%	11/01/46	BBB+	1,428,411

750	Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	788,415

1,000	United Rentals North America Inc	4.875%	1/15/28	BB	1,053,370
3,100	Total Road & Rail				3,270,196

	Semiconductors & Semiconductor Equipment – 0.3%

788	Broadcom Corp / Broadcom Cayman Finance Ltd	3.875%	1/15/27	BBB–	838,732

877	Broadcom Inc	3.469%	4/15/34	BBB-	883,300
1,665	Total Semiconductors & Semiconductor Equipment				1,722,032

	Software – 0.2%

100	Camelot Finance SA, 144A	4.500%	11/01/26	B	103,392

925	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	985,171
1,025	Total Software				1,088,563

	Specialty Retail – 1.3%

1,645	AutoNation Inc	3.800%	11/15/27	BBB–	1,794,440

800	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.375%	4/01/26	B–	794,640

875	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.875%	4/01/29	B–	863,187

450	Lithia Motors Inc, 144A	4.625%	12/15/27	BB	467,438

2,050	O’Reilly Automotive Inc	3.900%	6/01/29	Baa1	2,246,428

100	PetSmart Inc / PetSmart Finance Corp, 144A	4.750%	2/15/28	BB–	102,271

100	Staples Inc, 144A	7.500%	4/15/26	B1	105,475

1,550	Staples Inc, 144A	10.750%	4/15/27	B3	1,530,625

275	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB–	277,805
7,845	Total Specialty Retail				8,182,309

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Technology Hardware, Storage & Peripherals – 0.1%

$500	Diebold Nixdorf Inc	8.500%	4/15/24	CCC	$510,750

250	NCR Corp, 144A	5.000%	10/01/28	BB–	252,500
750	Total Technology Hardware, Storage & Peripherals				763,250

	Tobacco – 0.4%

1,070	Altria Group Inc	4.500%	5/02/43	A3	1,116,196

510	BAT Capital Corp	2.259%	3/25/28	BBB+	502,121

1,025	BAT Capital Corp	3.984%	9/25/50	BBB+	960,598
2,605	Total Tobacco				2,578,915

	Trading Companies & Distributors – 0.4%

1,120	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	BBB	1,305,672

325	Beacon Roofing Supply Inc, 144A	4.500%	11/15/26	BB	333,937

460	Fortress Transportation and Infrastructure Investors LLC, 144A	6.750%	3/15/22	Ba3	460,575

200	WESCO Distribution Inc, 144A	7.125%	6/15/25	BB–	218,700
2,105	Total Trading Companies & Distributors				2,318,884

	Wireless Telecommunication Services – 0.9%

900	C&W Senior Financing DAC, 144A	6.875%	9/15/27	B+	959,625

1,000	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	1,108,100

936	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	983,549

200	Millicom International Cellular SA, 144A	4.500%	4/27/31	BB+	208,000

1,350	Telecom Italia SpA/Milano, 144A	5.303%	5/30/24	BB+	1,462,151

1,010	T-Mobile USA Inc, 144A	3.875%	4/15/30	BBB–	1,096,214
5,396	Total Wireless Telecommunication Services				5,817,639
$250,317	Total Corporate Bonds (cost $252,209,387)				261,241,647

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 32.9%

$651	AASET 2020-1 Trust, 144A	4.335%	1/16/40	BBB	$612,884

1,500	ACRE Commercial Mortgage 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	2.708%	12/18/37	N/R	1,481,281

1,427	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	1,529,003

1,150	AIMCO CLO 10 Ltd, 144A, (3-Month LIBOR reference rate + 3.550% spread), (3)	3.772%	7/22/32	BBB–	1,151,234

1,150	AIMCO CLO Series 2017-A, 144A, (3-Month LIBOR reference rate + 3.680% spread), (3)	3.904%	7/20/29	Baa3	1,150,000

1,500	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (3)	4.106%	4/15/34	BB–	1,500,448

2,143	American Homes 4 Rent 2014-SFR2 Trust, 144A	3.786%	10/17/36	Aaa	2,289,803

265	AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	Baa2	274,182

1,482	AMSR 2020-SFR1 Trust, 144A	2.419%	4/17/37	Aa3	1,496,370

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,000	Angel Oak Mortgage Trust 2019-5, 144A	3.957%	10/25/49	BB	$1,025,640

1,000	Apidos CLO XXIX, 144A, (3-Month LIBOR reference rate + 1.550% spread), (3)	1.768%	7/25/30	AA	1,000,032

1,343	Applebee’s Funding LLC / IHOP Funding LLC, 144A	4.194%	6/07/49	BBB	1,379,383

2,100	Avis Budget Rental Car Funding AESOP LLC, 144A	4.150%	9/20/23	BBB	2,169,704

700	BANK 2017-BNK8	4.071%	11/15/50	A–	733,178

1,000	BANK 2019-BNK21, 144A	2.500%	10/17/52	BBB	885,415

1,250	BANK 2019-BNK24	2.929%	11/15/62	AAA	1,336,268

217	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7	5.117%	2/11/41	Ba1	216,002

1,000	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	AAA	1,134,481

1,500	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	1,512,295

1,000	Benchmark 2020-IG3 Mortgage Trust, 144A	3.536%	9/15/48	N/R	1,044,286

1,000	Bojangles Issuer LLC, 144A	3.832%	10/20/50	N/R	1,043,990

4,138	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 0.920% spread), (3)	1.026%	10/15/36	Aaa	4,140,846

941	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.250% spread), (3)	1.356%	10/15/36	A3	940,511

941	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	1.906%	10/15/36	N/R	939,946

499	Cars Net Lease Mortgage Notes Series 2020-1, 144A	3.100%	12/15/50	A	507,175

1,250	Cars Net Lease Mortgage Notes Series 2020-1, 144A	4.690%	12/15/50	BBB	1,340,265

1,150	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	1,175,165

906	Castlelake Aircraft Structured Trust 2021-1, 144A	3.474%	1/15/46	A2	920,292

1,000	Cayuga Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 2.100% spread), (3)	2.332%	7/17/31	AA	1,001,424

500	CD 2016-CD1 Mortgage Trust	2.926%	8/10/49	AAA	522,713

705	CD 2016-CD1 Mortgage Trust	3.631%	8/10/49	A–	690,421

50	CF 2020-P1 Mortgage Trust, 144A	2.840%	4/15/25	N/R	52,433

750	CF 2020-P1 Mortgage Trust, 144A	10.010%	4/15/52	N/R	803,811

750	CF 2020-P1 Mortgage Trust, 144A	3.603%	4/15/52	N/R	749,945

1,432	CF Hippolyta LLC, 144A	2.280%	7/15/60	A–	1,455,464

716	CF Hippolyta LLC, 144A	2.600%	7/15/60	A–	713,216

372	CHL Mortgage Pass-Through Trust 2005-27	5.500%	12/25/35	N/R	345,261

700	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 2.200% spread), (3)	2.424%	8/24/32	AA	702,938

2,750	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	AA–	2,890,188

1,690	Citigroup Commercial Mortgage Trust 2015-GC29	4.151%	4/10/48	A–	1,779,239

325	Citigroup Commercial Mortgage Trust 2016-GC36	3.349%	2/10/49	Aaa	347,692

235	CLI Funding VI LLC, 144A	2.080%	9/18/45	A	234,293

400	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	Aaa	429,895

750	COMM 2014-LC17 Mortgage Trust	4.188%	10/10/47	AAA	816,541

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,615		COMM 2015-CCRE22 Mortgage Trust	4.106%	3/10/48	A–	$1,718,857

1,000		COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	785,998

1,240		COMM 2015-CCRE24 Mortgage Trust	3.463%	8/10/48	BBB–	1,115,967

1,000		COMM 2015-CCRE24 Mortgage Trust	4.380%	8/10/48	AA–	1,095,126

550		COMM 2015-CCRE25 Mortgage Trust	3.784%	8/10/48	BB	497,859

2,260		COMM 2015-CCRE26 Mortgage Trust	4.480%	10/10/48	A–	2,443,582

890		COMM 2015-LC23 Mortgage Trust	4.617%	10/10/48	A–	956,077

450		COMM 2019-GC44 Mortgage Trust, 144A	2.500%	8/15/57	BBB	383,618

714		Connecticut Avenue Securities Trust 2018-R07, 144A, (1-Month LIBOR reference rate + 2.400% spread), (3)	2.550%	4/25/31	B+	715,423

908		Connecticut Avenue Securities Trust 2019-HRP1, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	2.259%	11/25/39	B	894,012

627		Connecticut Avenue Securities Trust 2019-R07, 144A, (1-Month LIBOR reference rate + 2.100% spread), (3)	2.209%	10/25/39	B	627,214

474		Corevest American Finance 2020-1 Trust, 144A	1.832%	3/15/50	AAA	482,048

180		CPT 2019 Mortgage Trust, 144A	2.997%	11/13/39	N/R	172,453

42		Credit Suisse First Boston Mortgage Securities Corp	5.750%	9/25/33	AAA	43,247

1,399		DB Master Finance LLC, 144A	3.787%	5/20/49	BBB	1,427,219

651		DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	688,516

3,570		Domino’s Pizza Master Issuer LLC, 144A	3.082%	7/25/47	BBB+	3,575,276

1,990		Driven Brands Funding LLC, 144A	3.786%	7/20/50	BBB–	2,077,480

1,500		Dryden 49 Senior Loan Fund, 144A, (WI/DD)	0.000%	7/18/30	N/R	1,500,000

1,500		DT Auto Owner Trust 2021-1, 144A	2.380%	1/18/28	BB–	1,488,670

1,000		Ellington Financial Mortgage Trust 2019-1, 144A	3.587%	6/25/59	BBB	1,002,455

3,708		Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	3.109%	7/25/24	Aaa	3,655,244

174		Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 6.950% spread), (3)	7.059%	8/25/28	A3	185,006

286		Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 5.900% spread), (3)	6.009%	10/25/28	BBB	302,405

258		Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 4.250% spread), (3)	4.359%	4/25/29	Aaa	268,433

767		Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.550% spread), (3)	2.659%	12/25/30	B+	768,958

—	(5)	Fannie Mae Interest Strip FNS 366 25, (I/O)	5.000%	9/25/24	Aaa	14

27		Fannie Mae Mortgage Pool FN 256890	6.000%	9/01/37	Aaa	31,258

210		Fannie Mae Mortgage Pool FN 310200	3.000%	11/01/48	N/R	220,228

28		Fannie Mae Mortgage Pool FN 745101	6.000%	4/01/32	Aaa	30,965

122		Fannie Mae Mortgage Pool FN 745324	6.000%	3/01/34	Aaa	134,512

1		Fannie Mae Mortgage Pool FN 905597, (12-Month LIBOR reference rate + 1.875% spread), (3)	2.250%	12/01/36	N/R	815

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$16		Fannie Mae Mortgage Pool FN 946228, (12-Month LIBOR reference rate + 1.531% spread), (3)	2.156%	9/01/37	N/R	$15,575

—	(5)	Fannie Mae Mortgage Pool FN AL1187	5.500%	7/01/24	N/R	286

2,831		Fannie Mae Mortgage Pool FN AS7499	3.500%	7/01/46	N/R	3,061,903

1,557		Fannie Mae Mortgage Pool FN BM5126	3.500%	1/01/48	N/R	1,679,631

957		Fannie Mae Mortgage Pool FN BM5839	3.500%	11/01/47	Aaa	1,036,739

274		Fannie Mae Mortgage Pool FN CA3960	3.000%	8/01/49	Aaa	290,415

37		Fannie Mae Mortgage Pool FN FM1108	5.000%	11/01/44	Aaa	43,251

259		Fannie Mae Mortgage Pool FN FM1136	5.500%	3/01/39	Aaa	303,475

43		Fannie Mae Mortgage Pool FN FM1137	6.000%	9/01/39	Aaa	51,286

172		Fannie Mae Mortgage Pool FN FM1138	6.500%	8/01/37	Aaa	195,985

459		Fannie Mae Mortgage Pool FN MA3228	3.000%	11/01/47	Aaa	471,061

332		Fannie Mae REMICS Trust 2013-98 SA, (1-Month LIBOR *-100% reference rate + 5.950%spread), (3), (I/O)	5.841%	9/25/43	Aaa	77,944

15,500		Fannie Mae TBA, (WI/DD)	2.500%	5/25/51	Aaa	15,872,363

93		Flagstar Mortgage Trust 2017-2, 144A	4.106%	10/25/47	A3	96,131

2,189		Freddie Mac Gold Pool FG G60138	3.500%	8/01/45	Aaa	2,382,871

2,276		Freddie Mac Gold Pool FG G60238	3.500%	10/01/45	Aaa	2,469,606

1,812		Freddie Mac Multifamily Structured Pass Through Certificates, (I/O)	2.803%	10/25/55	N/R	376,626

112		Freddie Mac Stacr Remic Trust 2019-Hqa4, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3)	2.159%	11/25/49	B+	112,476

925		Freddie Mac Stacr Remic Trust 2020-HQA2, 144A, (1-Month LIBOR reference rate + 3.100% spread), (3)	3.209%	3/25/50	Ba2	935,388

3,000		Freddie Mac STACR Trust 2018-DNA2, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	2.259%	12/25/30	B+	2,998,118

785		Freddie Mac STACR Trust 2019-HQA2, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3)	2.159%	4/25/49	B+	782,646

257		Freddie Mac Strips, Series FHS 326 350	3.500%	3/15/44	N/R	269,348

269		Freddie Mac Strips, Series FHS 327 S8, (1-Month LIBOR *-100% reference rate + 5.920%spread), (3), (I/O)	5.814%	3/15/44	N/R	49,655

354		Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.023%	9/25/47	Ba3	353,742

240		Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.489%	11/25/48	Aaa	239,710

15,500		Ginnie Mae II Pool, (WI/DD)	2.500%	5/20/51	Aaa	15,961,973

100		GS Mortgage Securities Trust 2013-GC13	4.051%	7/10/46	Aaa	106,871

1,000		GS Mortgage Securities Trust 2016-GS4	3.811%	11/10/49	A–	942,641

1,425		GS Mortgage Securities Trust 2019-GC38	4.158%	2/10/52	AAA	1,583,079

1,000		GS Mortgage Securities Trust 2019-GC40, 144A	3.550%	7/10/52	BBB–	1,032,782

1,000		GS Mortgage Securities Trust 2020-GSA2	2.012%	12/12/53	AAA	960,362

204		GS Mortgage-Backed Securities Corp Trust 2019-PJ1, 144A	4.000%	8/25/49	Aa1	208,399

35		GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aaa	35,615

92		GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aa1	92,667

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,496	Hardee’s Funding LLC, 144A	3.981%	12/20/50	BBB	$1,544,265

980	Hilton Grand Vacations Trust 2019-A, 144A	2.840%	7/25/33	A–	997,468

2,323	Horizon Aircraft Finance II Ltd, 144A	3.721%	7/15/39	A	2,320,996

482	Horizon Aircraft Finance II Ltd, 144A	6.900%	7/15/39	B	422,660

953	Horizon Aircraft Finance III Ltd, 144A	3.425%	11/15/39	A	941,342

976	Horizon Aircraft Finance III Ltd, 144A	4.458%	11/15/39	BBB	943,335

1,700	Hudson Yards, 144A	2.943%	12/10/41	N/R	1,581,063

500	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.443%	7/10/39	BBB–	510,876

850	Impac Secured Assets CMN Owner Trust	8.000%	10/25/30	N/R	830,575

1,230	Invitation Homes 2017-SFR2 Trust, 144A, (1-Month LIBOR reference rate + 1.150% spread), (3)	1.258%	12/17/36	Aa1	1,232,313

328	JP Morgan Alternative Loan Trust 2007-S1, (1-Month LIBOR reference rate + 0.280% spread), (3)	0.389%	4/25/47	AAA	322,804

335	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	361,404

330	JP Morgan Mortgage Trust 2017-2, 144A	3.500%	5/25/47	Aaa	331,113

410	JP Morgan Mortgage Trust 2018-3, 144A	3.500%	9/25/48	AA+	408,989

132	JP Morgan Mortgage Trust 2018-4, 144A	3.500%	10/25/48	AA+	134,041

544	JP Morgan Mortgage Trust 2018-5, 144A	3.500%	10/25/48	AAA	552,372

934	JP Morgan Mortgage Trust 2018-6, 144A	3.928%	12/25/48	Ba1	937,147

370	JP Morgan Mortgage Trust 2019-1, 144A	4.000%	5/25/49	AAA	375,991

63	JP Morgan Mortgage Trust 2019-3, 144A	4.757%	9/25/49	Aa1	66,330

150	JP Morgan Mortgage Trust 2019-INV1, 144A, (1-Month LIBOR reference rate + 0.950% spread), (3)	1.059%	10/25/49	Aaa	150,593

244	JP Morgan Mortgage Trust 2020-1, 144A	3.889%	6/25/50	A3	255,309

175	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	Aaa	189,275

1,600	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.554%	9/15/47	BBB	1,515,809

1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	Aaa	1,649,129

1,000	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 144A	4.400%	9/15/50	BBB	985,908

190	Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust, 144A	3.985%	2/15/36	AAA	209,993

317	LUNAR AIRCRAFT 2020-1 LTD, 144A	4.335%	2/15/45	BB	306,749

207	LUNAR AIRCRAFT 2020-1 LTD, 144A	6.413%	2/15/45	B	168,405

1,523	MASTR Reperforming Loan Trust 2005-1, 144A	7.500%	8/25/34	N/R	1,363,999

34,356	MFT Trust 2020-ABC, 144A, (I/O)	0.119%	2/10/42	N/R	428,828

200	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, (1-Month LIBOR reference rate + 0.825% spread), (3)	0.934%	8/25/34	A	197,892

1,500	Morgan Stanley Capital I Trust 2018-H3	4.177%	7/15/51	AAA	1,678,628

1,500	MRCD Mortgage Trust, 144A	2.718%	12/15/36	N/R	1,481,012

1,445	MVW 2019-2 LLC, 144A	2.680%	10/20/38	BBB+	1,455,406

1,056	MVW Owner Trust 2019-1, 144A	3.330%	11/20/36	BBB+	1,076,588

1,000	Myers Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 1.600% spread), (3)	1.824%	10/20/30	AA	1,000,096

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,000		Natixis Commercial Mortgage Securities Trust 2019-1776, 144A	3.902%	10/15/36	Ba3	$981,120

1,500		Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 3.500% spread), (3)	3.606%	7/15/36	N/R	1,488,327

1,500		Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (3)	4.356%	7/15/36	N/R	1,476,535

300		Navient Private Education Refi Loan Trust 2020-H, 144A	2.780%	1/15/69	N/R	293,841

1,000		Neuberger Berman Loan Advisers CLO 27 Ltd, 144A, (3-Month LIBOR reference rate + 1.400% spread), (3)	1.641%	1/15/30	AA	1,000,035

1,500		Neuberger Berman Loan Advisers CLO 31 Ltd, 144A, (WI/DD)	0.000%	4/20/31	N/R	1,500,000

660		Neuberger Berman Loan Advisers Clo 40 Ltd, 144A, (3-Month LIBOR reference rate + 5.850% spread), (3)	6.038%	4/16/33	BB–	652,840

38		New Residential Mortgage Loan Trust 2017-1, 144A	4.000%	2/25/57	Aaa	40,358

1,693		New Residential Mortgage Loan Trust 2017-6, 144A	4.000%	8/27/57	Aaa	1,812,268

1,000		Oak Street Investment Grade Net Lease Fund Series 2021-1, 144A	4.230%	1/20/51	BBB+	1,026,707

85		OBX 2018-1 Trust, 144A, (1-Month LIBOR reference rate + 0.650% spread), (3)	0.759%	6/25/57	AAA	85,147

1,000		Octagon Investment Partners 46 Ltd, 144A, (3-Month LIBOR reference rate + 2.200% spread), (3)	2.449%	7/15/33	AA	1,001,490

1,150		One Bryant Park Trust 2019-OBP, 144A	2.516%	9/15/54	Aaa	1,160,805

500		Oportun Funding XIV LLC, 144A	3.440%	3/08/28	N/R	499,818

500		Oportun Funding XIV LLC, 144A	5.400%	3/08/28	N/R	499,761

1,356		Pioneer Aircraft Finance Ltd, 144A	3.967%	6/15/44	BBB	1,345,999

—	(5)	RALI Series 2005-QS12 Trust	5.500%	8/25/35	Caa2	127

166		Sequoia Mortgage Trust 2012-4	3.500%	9/25/42	Aaa	167,839

74		Sequoia Mortgage Trust 2018-7, 144A	4.000%	9/25/48	Aaa	74,946

45		Sequoia Mortgage Trust 2018-8, 144A	4.000%	11/25/48	Aaa	45,462

25		Sequoia Mortgage Trust 2019-2, 144A	4.000%	6/25/49	AAA	24,975

589		Sequoia Mortgage Trust 2020-3, 144A	3.000%	4/25/50	AAA	601,979

500		ServiceMaster Funding LLC, 144A	2.841%	10/30/51	BBB–	510,635

1,802		SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB–	1,858,452

1,000		SERVPRO Master Issuer LLC, 144A	2.394%	4/25/51	BBB–	987,895

1,477		Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	1,560,713

2,360		Settlement Fee Finance 2019-1 LLC, 144A, (6)	3.840%	11/01/49	N/R	2,335,904

553		Sierra Timeshare 2019-2 Receivables Funding LLC, 144A	4.540%	5/20/36	BB	552,479

998		Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	1,012,115

500		Sierra Timeshare 2021-1 Receivables Funding LLC, 144A	1.790%	11/20/37	BBB	500,797

658		Sierra Timeshare Conduit Receivables Funding LLC, 144A	3.200%	3/20/34	BBB	665,197

326		S-Jets 2017-1 Ltd, 144A	3.967%	8/15/42	BBB	319,760

294		S-Jets 2017-1 Ltd, 144A	5.682%	8/15/42	BB	270,203

1,909		Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	1,978,354

1,500		Spruce Hill Mortgage Loan Trust 2020-SH1, 144A	3.827%	1/28/50	BB	1,510,703

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$396	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)			1.759%	4/25/43	BB–	$393,327

1,320	START Ireland, 144A			5.095%	3/15/44	BB	1,253,618

1,048	Start Ltd/Bermuda, 144A			4.089%	5/15/43	BBB+	1,036,973

1,781	Taco Bell Funding LLC, 144A			4.377%	5/25/46	BBB	1,788,460

733	Taco Bell Funding LLC, 144A			4.318%	11/25/48	BBB	736,732

1,440	Tesla Auto Lease Trust 2019-A, 144A			5.480%	5/22/23	Ba3	1,520,368

987	TIF Funding II LLC, 144A			2.540%	2/20/46	BBB	965,440

200	Tricon American Homes 2017-SFR1 Trust, 144A			4.011%	9/17/34	N/R	202,453

1,000	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A			3.649%	3/10/46	Aa3	1,015,263

1,000	Verus Securitization Trust 2019-2, 144A			3.781%	5/25/59	BBB–	988,827

200	Verus Securitization Trust 2019-3, 144A			4.043%	7/25/59	BB	203,410

1,425	Verus Securitization Trust 2020-1, 144A			2.724%	1/25/60	A	1,437,451

825	Verus Securitization Trust 2020-4, 144A			2.321%	5/25/65	A	838,436

1,366	Vivint Solar Financing V LLC, 144A			7.370%	4/30/48	N/R	1,453,833

1,415	VR Funding LLC, 144A			2.790%	11/15/50	N/R	1,386,071

236	VR Funding LLC, 144A			6.420%	11/15/50	N/R	231,619

49	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust			2.560%	10/20/35	Aaa	47,571

74	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust			5.956%	8/25/38	Aaa	77,302

2,201	Wendy’s Funding LLC, 144A			3.573%	3/15/48	BBB	2,262,494

2,630	WFRBS Commercial Mortgage Trust 2011-C3, 144A			5.335%	3/15/44	A1	2,620,742

350	WFRBS Commercial Mortgage Trust 2013-C14			3.337%	6/15/46	Aaa	368,173

1,500	Wingstop Funding LLC, 144A			2.841%	12/05/50	N/R	1,519,095
$246,207	Asset-Backed and Mortgage-Backed Securities (cost $212,011,210)						213,965,055

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 8.0% (7)

	Aerospace & Defense – 0.4%

$2,444	Transdigm, Inc., Term Loan E	2.359%	1-Month LIBOR	2.250%	5/30/25	Ba3	$2,397,577

	Airlines – 0.1%

175	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	184,012

350	Mileage Plus Holdings LLC, Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	372,451
525	Total Airlines						556,463

	Auto Components – 0.2%

970	Johnson Controls, Inc., New Dollar Term Loan	3.359%	1-Month LIBOR	3.250%	4/30/26	B1	961,762

450	Les Schwab Tire Centers, Term Loan B	4.250%	6-Month LIBOR	3.500%	11/02/27	B	451,501
1,420	Total Auto Components						1,413,263

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

	Beverages – 0.1%

$224	Arterra Wines Canada Inc, Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	$224,998

400	City Brewing Co LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	4/01/28	B+	398,000
624	Total Beverages						622,998

	Building Products – 0.2%

500	Cornerstone Building Brands Inc, Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	497,500

983	Quikrete Holdings, Inc., Term Loan B	2.609%	1-Month LIBOR	2.500%	1/31/27	BB–	977,271
1,483	Total Building Products						1,474,771

	Chemicals – 1.0%

2,394	Messer Industries GmbH, Term Loan	2.703%	3-Month LIBOR	2.500%	3/01/26	BB–	2,378,572

2,442	PolyOne Corporation, Term Loan B5	1.859%	1-Month LIBOR	1.750%	1/30/26	BB+	2,460,717

1,945	PQ Corporation, Term Loan B	2.462%	3-Month LIBOR	2.250%	2/07/27	BB–	1,933,765
6,781	Total Chemicals						6,773,054

	Commercial Services & Supplies – 0.9%

992	Amentum Government Services Holdings LLC, Term Loan B	3.609%	1-Month LIBOR	3.500%	1/31/27	B1	986,714

1,880	Filtration Group Corporation, Term Loan, First Lien	3.115%	1-Month LIBOR	3.000%	3/28/25	B	1,855,379

250	GFL Environmental, Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB–	250,469

1,488	Gopher Resource, LLC, Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	1/28/25	B	1,358,061

447	Prime Security Services Borrower, LLC, Term Loan	3.500%	1-Month LIBOR	2.750%	9/23/26	BB–	445,511

245	Prometric Holdings, Inc., Term Loan, First Lien	4.000%	1-Month LIBOR	3.000%	1/29/25	B2	241,355

770	Spin Holdco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B–	764,429
6,072	Total Commercial Services & Supplies						5,901,918

	Containers & Packaging – 0.2%

247	Pregis TopCo Corporation, Term Loan, First Lien	3.859%	1-Month LIBOR	3.750%	8/01/26	B2	245,306

95	Pregis TopCo Corporation, Incremental Term Loan	5.000%	1-Month LIBOR	4.250%	8/01/26	B2	95,237

249	Reynolds Group Holdings Inc., Term Loan B2	3.359%	1-Month LIBOR	3.250%	2/05/26	B+	246,944

304	Reynolds Group Holdings, Inc., Term Loan, First Lien	1.859%	1-Month LIBOR	1.750%	2/04/27	BBB–	302,993

198	Tank Holding Corp., Term Loan	3.364%	1-Month LIBOR	3.250%	3/26/26	B–	194,970
1,093	Total Containers & Packaging						1,085,450

	Diversified Telecommunication Services – 0.0%

312	Zayo Group LLC, Initial Dollar Term Loan	3.109%	1-Month LIBOR	3.000%	3/09/27	B1	309,680

	Energy Equipment & Services – 0.1%

561	Apergy Corporation, Term Loan	6.000%	3-Month LIBOR	5.000%	6/03/27	BBB–	572,188

	Food & Staples Retailing – 0.0%

199	Chobani LLC, Term Loan	4.500%	1-Month LIBOR	3.500%	10/23/27	B–	199,149

	Food Products – 0.3%

1,758	Hostess Brands, LLC, Term Loan	3.000%	3-Month LIBOR	2.250%	8/03/25	BB–	1,751,188

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

	Health Care Providers & Services – 0.6%

$1,459	Gentiva Health Services Inc, Term Loan	2.875%	1-Month LIBOR	2.750%	7/02/25	B1	$1,453,205

653	Lifepoint Health, Inc., New Term Loan B	3.859%	1-Month LIBOR	3.750%	11/16/25	B1	652,511

1,483	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,476,942
3,595	Total Health Care Providers & Services						3,582,658

	Health Care Technology – 0.2%

1,170	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	1,169,602

	Hotels, Restaurants & Leisure – 0.2%

299	Caesars Resort Collection, Term Loan	4.609%	1-Month LIBOR	4.500%	7/20/25	B+	299,484

500	IRB Holding Corp., Term Loan B	4.250%	3-Month LIBOR	3.250%	12/15/27	B	498,827

492	Scientific Games International, Inc., Term Loan B5	2.859%	1-Month LIBOR	2.750%	8/14/24	B+	483,880
1,291	Total Hotels, Restaurants & Leisure						1,282,191

	Household Durables – 0.0%

299	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	299,587

	Insurance – 0.4%

990	AssuredPartners Capital, Inc., Incremental Term Loan B	5.500%	1-Month LIBOR	4.500%	2/13/27	B1	993,589

495	Hub International Limited, Term Loan B	4.000%	3-Month LIBOR	3.250%	4/25/25	B	495,411

455	OneDigital Borrower LLC, Term Loan	5.250%	3-Month LIBOR	4.500%	10/29/27	N/R	455,838

45	OneDigital Borrower LLC, Delayed Draw, Term Loan, (9)	5.250%	3-Month LIBOR	4.500%	10/29/27	N/R	44,997

494	USI, Inc., Repriced Term Loan	3.203%	3-Month LIBOR	3.000%	5/16/24	B	488,714
2,479	Total Insurance						2,478,549

	Internet & Direct Marketing Retail – 0.1%

475	CNT Holdings I Corp, Term Loan	4.500%	6-Month LIBOR	3.750%	11/08/27	B	474,629

	Internet Software & Services – 0.1%

500	IGT Holding IV AB, (WI/DD)	TBD	TBD	TBD	TBD	B	499,375

	IT Services – 0.3%

1,770	NeuStar, Inc., Term Loan B5	5.500%	3-Month LIBOR	4.500%	8/08/24	B+	1,714,338

	Life Sciences Tools & Services – 0.4%

324	Avantor Funding, Inc., Incremental Dollar Term Loan B4	3.250%	1-Month LIBOR	2.250%	11/06/27	BB+	324,714

2,459	PPD, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	1/13/28	Ba2	2,450,600
2,783	Total Life Sciences Tools & Services						2,775,314

	Machinery – 0.1%

424	Vertical US Newco Inc, Term Loan B	4.478%	6-Month LIBOR	4.250%	7/31/27	B1	425,502

	Media – 0.1%

298	Banijay Group, Term Loan	3.854%	1-Month LIBOR	3.750%	3/01/25	B1	296,136

175	Cablevision Lightpath LLC, Term Loan B	3.750%	1-Month LIBOR	3.250%	12/01/27	B+	174,544
473	Total Media						470,680

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

	Metals & Mining – 0.1%

$485	Zekelman Industries, Inc., Term Loan	2.110%	1-Month LIBOR	2.000%	1/24/27	BB	$479,623

	Oil, Gas & Consumable Fuels – 0.0%

248	Delek US Holdings, Inc., Incremental Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	249,716

	Paper & Forest Products – 0.1%

873	Asplundh Tree Expert, LLC, Term Loan B	2.609%	1-Month LIBOR	2.500%	9/04/27	N/R	871,381

	Pharmaceuticals – 0.3%

1,432	Endo Health Solutions, Inc., Term Loan, (DD1)	5.750%	3-Month LIBOR	5.000%	3/25/28	B+	1,419,941

761	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.109%	1-Month LIBOR	3.000%	6/02/25	BB	759,888
2,193	Total Pharmaceuticals						2,179,829

	Professional Services – 0.4%

1,683	Dun & Bradstreet Corporation, Term Loan B	3.359%	1-Month LIBOR	3.250%	2/08/26	BB+	1,676,199

653	Nielsen Finance LLC, Term Loan B4	4.750%	1-Month LIBOR	3.750%	6/04/25	BBB–	657,044
2,336	Total Professional Services						2,333,243

	Semiconductors & Semiconductor Equipment – 0.1%

941	Ultra Clean Holdings Inc, Term Loan B	3.953%	3-Month LIBOR	3.750%	8/27/25	N/R	944,676

	Software – 0.1%

321	Thomson Reuters IP & S, Term Loan B	3.109%	1-Month LIBOR	3.000%	10/31/26	B	318,781

124	Ultimate Software,Term Loan B	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	124,560
445	Total Software						443,341

	Specialty Retail – 0.3%

1,965	Staples, Inc., Term Loan	5.205%	3-Month LIBOR	5.000%	4/12/26	B	1,920,247

	Technology Hardware, Storage & Peripherals – 0.3%

332	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB–	331,774

1,645	Western Digital, Term Loan B	1.865%	1-Month LIBOR	1.750%	4/29/23	BBB–	1,647,629
1,977	Total Technology Hardware, Storage & Peripherals						1,979,403

	Textiles, Apparel & Luxury Goods – 0.2%

1,371	Samsonite International S.A., Term Loan B	1.859%	1-Month LIBOR	1.750%	4/25/25	Ba2	1,352,370

	Trading Companies & Distributors – 0.1%

434	Univar, Inc., Term Loan B	2.359%	1-Month LIBOR	2.250%	7/01/24	BBB–	432,982
$51,799	Total Variable Rate Senior Loan Interests (cost $51,242,469)						51,416,935

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.9%

	Automobiles – 0.5%

$340	General Motors Financial Co Inc	5.700%	N/A (11)	BB+	$367,200

2,470	General Motors Financial Co Inc	5.750%	N/A (11)	BB+	2,590,536
2,810	Total Automobiles				2,957,736

	Banks – 3.8%

1,195	Bank of America Corp	6.300%	N/A (11)	BBB	1,374,250

2,530	Bank of America Corp	6.100%	N/A (11)	BBB	2,808,300

1,000	Citigroup Inc	6.300%	N/A (11)	BBB–	1,062,310

3,000	Citigroup Inc	5.000%	N/A (11)	BBB–	3,090,900

2,000	CoBank ACB	6.250%	N/A (11)	BBB+	2,160,000

1,760	Fifth Third Bancorp	4.500%	N/A (11)	Baa3	1,869,120

750	Huntington Bancshares Inc/OH	5.625%	N/A (11)	Baa3	833,625

3,855	JPMorgan Chase & Co	5.000%	N/A (11)	BBB+	3,985,106

2,797	KeyCorp	5.000%	N/A (11)	Baa3	3,063,554

1,000	M&T Bank Corp	5.125%	N/A (11)	Baa2	1,080,000

3,000	Truist Financial Corp	4.800%	N/A (11)	Baa2	3,145,710

500	Wells Fargo & Co	5.875%	N/A (11)	Baa2	550,500
23,387	Total Banks				25,023,375

	Capital Markets – 0.3%

2,000	Goldman Sachs Group Inc, (4)	5.500%	N/A (11)	BBB–	2,160,000

	Consumer Finance – 0.3%

1,500	Discover Financial Services	6.125%	N/A (11)	Ba2	1,665,000

	Diversified Financial Services – 0.3%

1,710	Voya Financial Inc, (4)	6.125%	N/A (11)	BBB–	1,834,231

	Electric Utilities – 0.3%

2,000	Southern Co	4.000%	1/15/51	BBB	2,110,500

	Food Products – 0.4%

2,780	Land O’ Lakes Inc, 144A	8.000%	N/A (11)	BB	2,932,900

	Insurance – 0.2%

1,185	MetLife Inc	3.850%	N/A (11)	BBB	1,223,513

	Multi-Utilities – 0.3%

150	CMS Energy Corp	4.750%	6/01/50	Baa2	162,000

1,500	Sempra Energy	4.875%	N/A (11)	BBB–	1,605,000
1,650	Total Multi-Utilities				1,767,000

	Oil, Gas & Consumable Fuels – 0.1%

465	Enbridge Inc	5.750%	7/15/80	BBB–	497,550

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 0.4%

$800	Network i2i Ltd, 144A	5.650%	N/A (11)	BB	$846,000

1,500	Vodafone Group PLC	7.000%	4/04/79	BB+	1,808,963
2,300	Total Wireless Telecommunication Services				2,654,963
$41,787	Total $1,000 Par (or similar) Institutional Preferred (cost $41,752,323)				44,826,768

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 4.2% (10)

	Banks – 3.2%

$1,100	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (11)	Ba2	$1,189,760

980	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (11)	Ba2	1,020,131

675	Bancolombia SA	4.625%	12/18/29	BB	682,594

750	Bangkok Bank PCL/Hong Kong, 144A	5.000%	N/A (11)	Ba1	788,438

1,725	Barclays PLC	6.125%	N/A (11)	BBB–	1,883,700

2,500	BNP Paribas SA, 144A	6.625%	N/A (11)	BBB	2,728,550

2,000	Credit Agricole SA, 144A	8.125%	N/A (11)	BBB	2,410,000

595	Intesa Sanpaolo SpA, 144A	7.700%	N/A (11)	BB–	675,325

1,000	Itau Unibanco Holding SA/Cayman Island, 144A	3.875%	4/15/31	B1	970,000

1,500	Lloyds Banking Group PLC	7.500%	N/A (11)	Baa3	1,672,500

2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (11)	BB+	2,151,660

1,450	Mizrahi Tefahot Bank Ltd, 144A, Reg S, (WI/DD)	3.077%	4/07/31	BBB–	1,448,216

2,000	Natwest Group PLC	8.000%	N/A (11)	BBB–	2,345,000

950	UniCredit SpA, Reg S	8.000%	N/A (11)	B+	1,059,250
19,225	Total Banks				21,025,124

	Capital Markets – 1.0%

2,000	Credit Suisse Group AG, 144A	6.375%	N/A (11)	BB+	2,130,000

1,330	Credit Suisse Group AG, 144A	5.250%	N/A (11)	BB+	1,343,300

1,500	Deutsche Bank AG	6.000%	N/A (11)	BB–	1,518,750

1,000	UBS Group AG, 144A	7.000%	N/A (11)	BBB	1,098,390
5,830	Total Capital Markets				6,090,440
$25,055	Total Contingent Capital Securities (cost $25,541,436)				27,115,564

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 3.8%

	Bermuda – 0.2%

$850	Bermuda Government International Bond, 144A	3.717%	1/25/27	A+	$922,250

230	Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	265,972

200	Bermuda Government International Bond, 144A	2.375%	8/20/30	A+	195,500
1,280	Total Bermuda				1,383,722

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Brazil – 0.1%

$500	Brazilian Government International Bond	3.875%	6/12/30	Ba2	$485,055

	Colombia – 0.1%

850	Colombia Government International Bond	5.000%	6/15/45	Baa2	905,598

	Cote d’Ivoire – 0.1%

848	Ivory Coast Government International Bond, 144A	5.750%	12/31/32	B+	847,282

	Dominican Republic – 0.3%

1,000	Dominican Republic International Bond, 144A	6.875%	1/29/26	BB–	1,160,500

12,000	Dominican Republic International Bond, 144A	9.750%	6/05/26	BB–	227,901

600	Dominican Republic International Bond, 144A	4.875%	9/23/32	BB–	612,000
13,600	Total Dominican Republic				2,000,401

	Egypt – 0.7%

3,175	Egypt Government International Bond, 144A	5.577%	2/21/23	B+	3,302,508

1,225	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	1,207,465
4,400	Total Egypt				4,509,973

	Ghana – 0.3%

2,200	Ghana Government International Bond, 144A	8.125%	3/26/32	B	2,122,120

	Guatemala – 0.1%

425	Guatemala Government Bond, 144A	4.900%	6/01/30	Ba1	465,379

	Indonesia – 0.2%

250	Indonesia Government International Bond, 144A	4.625%	4/15/43	BBB	276,993

850	Perusahaan Penerbit SBSN Indonesia III, 144A	4.400%	3/01/28	BBB	953,113
1,100	Total Indonesia				1,230,106

	Israel – 0.1%

325	State of Israel	3.800%	5/13/60	AA–	345,689

	Jordan – 0.1%

450	Jordan Government International Bond, 144A	5.750%	1/31/27	B+	470,745

	Kazakhstan – 0.2%

850	Kazakhstan Government International Bond, 144A	4.875%	10/14/44	BBB	1,024,539

	Kenya – 0.2%

1,000	Kenya Government International Bond, 144A	7.000%	5/22/27	B+	1,060,850

	Mexico – 0.1%

850	Mexico Government International Bond	3.750%	1/11/28	Baa1	908,888

	Mongolia – 0.1%

450	Mongolia Government International Bond, 144A	5.125%	4/07/26	B	480,330

	Morocco – 0.1%

850	Morocco Government International Bond, 144A	5.500%	12/11/42	BBB–	932,322

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oman – 0.1%

$500	Oman Government International Bond, 144A	6.750%	10/28/27	Ba3	$551,500

	Paraguay – 0.1%

500	Paraguay Government International Bond, 144A	2.739%	1/29/33	Ba1	480,000

	Qatar – 0.2%

850	Qatar Government International Bond, 144A	4.817%	3/14/49	AA–	1,040,264

	Romania – 0.0%

274	Romanian Government International Bond, 144A	4.375%	8/22/23	BBB–	297,339

	Serbia – 0.1%

600	Serbia International Bond, 144A	2.125%	12/01/30	BB+	553,020

	South Africa – 0.1%

1,000	Republic of South Africa Government International Bond	5.375%	7/24/44	Ba2	908,160

	Ukraine – 0.1%

450	Ukraine Government International Bond, 144A	7.750%	9/01/27	B	480,861

	Uruguay – 0.0%

250	Uruguay Government International Bond	4.125%	11/20/45	BBB	278,145

	Uzbekistan – 0.1%

500	Republic of Uzbekistan Bond, 144A	5.375%	2/20/29	BB–	546,240

450	Republic of Uzbekistan Bond, 144A	3.700%	11/25/30	BB–	436,808
950	Total Uzbekistan				983,048
$35,352	Total Sovereign Debt (cost $24,269,842)				24,745,336

Principal Amount (000)	Description (1)		Optional Call Provisions (12)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.9%

	New York – 0.5%

$2,540	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2020A, 2.512%, 7/01/33		No Opt. Call	Aa3	$2,499,995

870	New York Transportation Development Corporation, New York, Lease Revenue Bonds, Fuller Road Management Corporarion – Nanotechnology Facilities Project, Refunding Series 2020, 4.248%, 9/01/35		No Opt. Call	A+	953,068
3,410	Total New York				3,453,063

	Ohio – 0.4%

	Cleveland, Ohio, Airport System Revenue Bonds, Taxable Series 2019A:
1,000	2.492%, 1/01/25		No Opt. Call	A2	1,045,770
1,500	2.832%, 1/01/30		No Opt. Call	A2	1,534,275
2,500	Total Ohio				2,580,045
$5,910	Total Municipal Bonds (cost $5,910,000)				6,033,108

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.9%

	Banks – 0.1%

$35,700	Bank of America Corp	4.375%		BBB	$892,500

	Diversified Financial Services – 0.3%

14,600	AgriBank FCB, (13)	6.875%		BBB+	1,584,100

	Insurance – 0.5%

49,000	Assurant Inc	5.250%		BB+	1,260,280

70,000	Enstar Group Ltd, (4)	7.000%		BB+	2,013,200
	Total Insurance				3,273,480
	Total $25 Par (or similar) Retail Preferred (cost $5,327,500)				5,750,080

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%

	United States – 0.2%

$1,500	United States Treasury Note/Bond, (4)	1.125%	2/15/31	Aaa	$1,417,266
$1,500	Total U.S. Government and Agency Obligations (cost $1,434,062)				1,417,266
	Total Long-Term Investments (cost $619,698,229)				636,511,759

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.8%

	MONEY MARKET FUNDS – 0.8%

5,575,667	State Street Navigator Securities Lending Government Money Market Portfolio, (14)	0.030% (15)			$5,575,667
	Total Investments Purchased with Collateral from Securities Lending (cost $5,575,667)				5,575,667

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 7.2%

	REPURCHASE AGREEMENTS – 7.2%

$46,655	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $46,654,637, collateralized by $47,582,200, U.S. Treasury Notes, 0.125%, due 9/30/22, value $47,587,767	0.000%	4/01/21		$46,654,637
	Total Short-Term Investments (cost $46,654,637)				46,654,637
	Total Investments (cost $671,928,533) – 105.9%				688,742,063
	Other Assets Less Liabilities – (5.9)% (16)				(38,402,697)
	Net Assets – 100%				$650,339,366

Investments in Derivatives

Futures Contracts – Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	100	6/21	$18,886,919	$18,121,875	$(765,044)	$(115,625)

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	(200)	6/21	$(25,001,178)	$(24,679,687)	$321,491	$32,812
U.S. Treasury Ultra 10-Year Note	(175)	6/21	(26,104,761)	(25,145,312)	959,449	60,156
Total			$(51,105,939)	$(49,824,999)	$1,280,940	$92,968

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$261,241,647	$—	$261,241,647
Asset-Backed and Mortgage-Backed Securities	—	211,629,151	2,335,904	213,965,055
Variable Rate Senior Loan Interests	—	51,416,935	—	51,416,935
$1,000 Par (or similar) Institutional Preferred	—	44,826,768	—	44,826,768
Contingent Capital Securities	—	27,115,564	—	27,115,564
Sovereign Debt	—	24,745,336	—	24,745,336
Municipal Bonds	—	6,033,108	—	6,033,108
$25 Par (or similar) Retail Preferred	4,165,980	1,584,100	—	5,750,080
U.S. Government and Agency Obligations	—	1,417,266	—	1,417,266
Investments Purchased with Collateral from Securities Lending	5,575,667	—	—	5,575,667
Short-Term Investments:
Repurchase Agreements	—	46,654,637	—	46,654,637
Investments in Derivatives:
Futures Contracts*	515,896	—	—	515,896
Total	$10,257,543	$676,664,512	$2,335,904	$689,257,959
*	Represents net unrealized appreciation (depreciation).

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,432,184.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(10)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(11)	Perpetual security. Maturity date is not applicable.

(12)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(13)	For fair value measurement disclosure purposes, investment classified as Level 2.

(14)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(15)	The rate shown is the one-day yield as of the end of the reporting period.

(16)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

I/O	Interest only security

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.